JOHN HANCOCK VARIABLE INSURANCE TRUST

601 Congress Street

Boston, Massachusetts 02210

July 12, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	John Hancock Variable Insurance Trust (the “Trust”)

File Nos. 2-94157; 811-04146

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 106 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 107 to its Registration Statement under the 1940 Act (“Amendment No.106”).

The Amendment No. 106 is being filed pursuant to paragraph (a) of Rule 485 under the 1933 Act to become effective 75 days after filing. The purpose of this filing is to register one (1) new fund of the Trust.

If you have any questions, please call the undersigned at 617-663-2166.

Sincerely,

/s/Betsy Anne Seel

Betsy Anne Seel

Senior Counsel and Assistant Secretary